Shareholders’ Equity (Details) - Schedule of Compensation to Employees	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compensation to Employees [Line Items]
Expected term, in years	5 years 9 months 25 days
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Compensation to Employees [Line Items]
Expected term, in years		4 years 4 months 28 days	4 years 7 months 9 days
Expected volatility	47.00%	47.00%	42.00%
Risk-free interest rate	4.15%	1.74%	0.49%
Maximum [Member]
Schedule of Compensation to Employees [Line Items]
Expected term, in years		6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility	51.75%	48.00%	46.00%
Risk-free interest rate	4.55%	3.96%	1.28%